united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 10/31/19

Item 1. Reports to Stockholders.

Invenomic Fund
Institutional Class
BIVIX
Investor Class
BIVRX
Super Institutional Class
BIVSX

Annual Report
October 31, 2019

1-855-466-3406
www.Invenomic.com
Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.Invenomic.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholders,

For the 12-month period ending October 31, 2019, the Invenomic Fund returned 8.67% compared to 13.49% for the Russell 3000 Index and 4.02% for the Morningstar Long/Short Equity Category Average. The fund averaged 93.2% long and -69.4% short resulting in average net exposure of 23.7%. For the purpose of attribution analytics, we look at gross returns. The long portfolio contributed 12.53% and the short portfolio detracted -0.99% during the period. While the long portfolio drove the total return for the portfolio during the period, the short portfolio drove the majority of the alpha. The table below illustrates the alpha drivers during the 12-month period.

Performance 12 Months ending 10/31/2019
Net Return	8.67%
Gross Return	11.53%
Long Performance	12.53%
Short Performance	-0.99%
Long Exposure	93.2%
Short Exposure	-69.4%
Net Exposure	23.7%

Long return on invested capital	13.45%
Short return on invested capital	-1.43%

Russell 3000 Index	13.49%
Russell 3000 Value Index	10.65%
Russell Growth Index	16.34%

Long Alpha vs. Russell 3000 Value	2.80%
Short Alpha vs Russell 3000 Growth	14.91%
Blended Benchmark Return	-1.42%
Invenomic Fund Excess Return	10.10%

We are investors who seek to invest long in companies trading at cheap valuations and sell short companies trading at valuations we believe are excessive. The ‘Blended Benchmark ’ that we reference in the above table assumes that our average long exposure of 93.2% was invested in the Russell 3000 Value Index and that our average short exposure of -69.4% was expressed through the Russell 3000 Growth Index. Had an investor held these exposures during the year, they would have earned a return of -1.42% compared to the gain of 8.67% for our strategy. This results in annual outperformance of over 10% for the 12-month period relative to this blended benchmark. The difference is due to security selection which contributed 8.18% (gross) during this period and industry selection which contributed 1.90% (gross) (industry selection is a byproduct of security selection for us as we do not actively select which industries to invest in).

From a sector perspective, Consumer Discretionary was our biggest contributor, adding 637 basis points to performance. We generated gains from both sides of the portfolio with longs contributing 468 basis point and shorts adding 169 basis points. Information Technology was the second biggest contributor adding 617 basis point to performance. The long positions added 667 basis points while the shorts detracted 50 basis points. The Financial sector was the biggest detractor to performance, costing the fund 171 basis points. The longs detracted 14 basis points while the shorts cost the portfolio 157 basis points. Industrials was the second biggest detracting sector, costing the fund 121 basis points. Long and shorts cost the fund 41 and 80 basis points respectively.

We are pleased with our returns given the value nature of our strategy. This has not been a great environment for our strategy but despite that we continue to generate alpha for our investors. Please do not hesitate to reach out if you have any questions or concerns.

Sincerely,

Ali Motamed

The Russell 3000 Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities. Russell 3000 Value Index is a market-capitalization weighted equity index maintained by the Russell Investment Group and based on the Russell 3000 Index, which measures how U.S. stocks in the equity value segment perform. Included in the Russell 3000 Value Index are stocks from the Russell 3000 Index with lower price-to-book ratios and lower expected growth rates. The Russell 3000 Growth Index is a market capitalization weighted index based on the Russell 3000 index. The Russell 3000 Growth Index includes companies that display signs of above average growth. The Morningstar Long-Short Equity Category is an average monthly return of all funds in the Morningstar Long-Short Equity Category, including the Fund. The category contains a universe of funds with similar investment objectives and investment style, as defined by Morningstar. Alpha, in this context, is the difference between the return on invested capital and the indexes referenced for both the long and short portfolios.

9027-NLD-12/5/2019

Invenomic Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

The fund’s performance figures* for the periods ended October 31, 2019, compared to its benchmark:

			Annualized
	One Year	Since Inception (a)	Since Inception (b)
Invenomic Fund Institutional Class	8.67%	N/A	8.68%
Invenomic Fund Investor Class	8.43%	N/A	8.37%
Invenomic Fund Super Institutional Class	N/A	0.52%	N/A
Russell 3000 Total Return Index (c)	13.49%	5.53%	10.96%
S&P Composite 1500 Total Return Index (d)	13.65%	5.95%	11.09%

Comparison of the Change in Value of a $50,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated April 5, 2019 are 2.92%, 3.17% and 2.67% for the Institutional Class, Investor Class and Super Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-855-466-3406.

(a)	Inception date is May 10, 2019.

(b)	Inception date is June 19, 2017

(c)	The Russell 3000 Total Return Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The S&P Composite 1500 Total Return Index combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Chemicals	7.8%
Software	6.9%
Telecommunications	6.7%
Pharmaceuticals	6.0%
Electronics	5.9%
Media	5.1%
Oil & Gas	5.0%
Distribution/Wholesale	4.9%
Retail	4.9%
Diversified Financial Services	4.5%
Other Assets Less Liabilities	42.3%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Invenomic Fund
PORTFOLIO OF INVESTMENTS
October 31, 2019

Shares		Fair Value
	COMMON STOCK - 98.3%
	ADVERTISING - 0.0%
4,406	Affinion Group Holdings, Inc. * @	$—

	AGRICULTURE - 1.9%
199,194	Swedish Match AB - ADR #	4,683,051

	AIRLINES - 2.9%
358,457	JetBlue Airways Corp. * +	6,918,220

	APPAREL - 1.0%
50,679	Unifi, Inc. * +	1,383,537
47,283	Weyco Group, Inc. +	1,166,472
		2,550,009
	AUTO PARTS & EQUIPMENT - 2.0%
28,717	Lear Corp. +	3,382,001
111,802	Tenneco, Inc. +	1,407,587
		4,789,588
	BANKS - 1.1%
12,621	Goldman Sachs Group, Inc. +	2,693,069

	BIOTECHNOLOGY - 0.8%
661,114	Harvard Bioscience, Inc. * +	1,851,119

	BUILDING MATERIALS - 2.0%
111,235	Armstrong Flooring, Inc. *	682,983
102,301	Cemex SAB de CV - ADR #	385,675
127,006	Cornerstone Building Brands, Inc. * +	793,788
47,186	Owens Corning, Inc. +	2,891,558
		4,754,004
	CHEMICALS - 7.8%
27,655	Albemarle Corp. +	1,679,765
250,221	American Vanguard Corp. +	3,498,090
65,838	Cabot Corp. +	2,869,878
66,498	Eastman Chemical Co. +	5,056,508
32,089	Mosaic Co. +	637,929
241,971	Orion Engineered Carbons SA +	4,007,040
49,262	Univar Solutions, Inc. * #	1,057,163
		18,806,373
	COMMERCIAL SERVICES - 1.9%
66,670	Adtalem Global Education, Inc. * +	1,985,433
346,841	Atento SA * +	1,040,523
8,491	Carriage Services, Inc. #	218,728
66,201	CPI Card Group, Inc. *	121,148
22,265	Forrester Research, Inc. *	767,697
42,303	Priority Technology Holdings, Inc. *	146,368
2,628	United Rentals, Inc. * +	351,022
		4,630,919
	COMPUTERS - 3.5%
157,800	Carbonite, Inc. * +	2,709,426
284,858	Mitek Systems, Inc. * +	2,746,031
71,121	NCR Corp. * +	2,077,444
20,147	Western Digital Corp. +	1,040,593
		8,573,494
	DISTRIBUTION/WHOLESALE - 4.9%
10,626	Anixter International, Inc. * +	879,302
45,444	G-III Apparel Group Ltd. * +	1,141,099
396,805	Houston Wire & Cable Co. * +	1,686,421
120,054	LKQ Corp. * +	4,080,635
50,652	ScanSource, Inc. * +	1,636,060
109,075	Titan Machinery, Inc. *	1,810,645
14,803	WESCO International, Inc. *	742,370
		11,976,532
	DIVERSIFIED FINANCIAL SERVICES - 4.5%
28,585	Diamond Hill Investment Group, Inc. +	4,026,483
13,159	GoldMoney, Inc.	20,724
63,617	Raymond James Financial, Inc. +	5,311,383
538,816	Sprott, Inc.	1,243,049
216,574	US Global Investors, Inc.	320,530
		10,922,169
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
89,375	Belden, Inc. + #	4,583,150

	ELECTRONICS - 5.9%
533,950	Celestica, Inc. * +	3,855,119
14,139	Comtech Telecommunications Corp. +	494,158
306,191	Flex Ltd. * + #	3,597,744
24,524	nVent Electric PLC	565,523
106,423	Sanmina Corp. * +	3,270,379
15,735	Tech Data Corp. * +	1,911,803
48,417	Turtle Beach Corp. * #	526,777
		14,221,503
	ENGINEERING & CONSTRUCTION - 0.7%
111,673	Mistras Group, Inc. * +	1,730,932

	ENVIRONMENTAL - 0.5%
80,027	Covanta Holding Corp.	1,155,590

	FOOD - 0.7%
61,808	Alcanna, Inc.	212,555
43,890	Fresh Del Monte Produce, Inc. +	1,400,091
		1,612,646
	FOREST PRODUCTS & PAPER - 0.4%
22,102	International Paper Co. +	965,415

	GAS - 0.9%
47,974	UGI Corp. +	2,286,921

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 98.3%
	HEALTHCARE - PRODUCTS - 1.0%
332,184	IRIDEX Corp. * +	$587,966
126,147	SmileDirectClub, Inc. * #	1,475,289
372,169	Trinity Biotech PLC - ADR *	286,496
		2,349,751
	HEALTHCARE - SERVICES - 0.3%
38,382	Tivity Health, Inc. * #	622,172

	HOME FURNISHINGS - 0.7%
213,981	Dorel Industries Inc	812,390
46,712	Hamilton Beach Brands Holding Co	871,179
		1,683,569
	HOUSEWARES - 0.0%
18,143	Libbey, Inc. * #	32,657

	INSURANCE - 1.7%
46,601	Prudential Financial, Inc. +	4,247,215

	INTERNET - 1.4%
62,312	eBay, Inc. +	2,196,498
374,284	HyreCar, Inc. * #	980,624
126,180	SRAX, Inc. * #	215,768
		3,392,890
	IRON/STEEL - 0.9%
170,364	Universal Stainless & Alloy Products, Inc. * +	2,286,285

	LODGING - 0.3%
12,927	Wyndham Hotels & Resorts, Inc.	697,670

	MACHINERY - DIVERSIFIED - 2.5%
50,868	Applied Industrial Technologies, Inc. +	3,043,941
47,926	Hurco Cos., Inc. +	1,667,346
180,325	NN, Inc. +	1,301,946
		6,013,233
	MEDIA - 5.1%
81,322	Comcast Corp. +	3,644,852
212,841	Discovery, Inc. * + #	5,372,107
153,235	Viacom, Inc. +	3,303,747
		12,320,706
	METAL FABRICATE/HARDWARE - 0.7%
56,746	Rexnord Corp. +	1,605,344

	MINING - 2.6%
62,233	Compass Minerals International, Inc. + #	3,514,920
627,521	Northern Dynasty Minerals Ltd. *	357,875
254,906	Osisko Gold Royalties Ltd.	2,508,275
		6,381,070
	MISCELLANEOUS MANUFACTURING - 0.3%
162,049	DIRTT Environmental Solutions *	737,287

	OFFICE FURNISHINGS - 0.9%
126,432	Interface, Inc. +	2,102,564

	OIL & GAS - 5.0%
38,197	Brigham Minerals, Inc. #	729,181
845,138	Freehold Royalties Ltd. +	4,160,264
51,426	Royal Dutch Shell PLC - ADR +	2,981,165
56,405	TOTAL SA - ADR +	2,968,595
13,140	Valero Energy Corp. + #	1,274,317
		12,113,522
	PACKAGING & CONTAINERS - 0.5%
17,972	Berry Global Group, Inc. *	746,018
28,747	Intertape Polymer Group, Inc.	370,405
		1,116,423
	PHARMACEUTICALS - 6.0%
258,159	Bausch Health Cos., Inc. * +	6,412,670
88,030	CVS Health Corp. +	5,844,312
124,496	Mylan NV * +	2,384,098
		14,641,080
	REAL ESTATE - 0.4%
6,997	Jones Lang LaSalle, Inc. + #	1,025,200

	RETAIL - 4.9%
110,611	Caleres, Inc. + #	2,380,349
67,464	Designer Brands, Inc. #	1,113,156
49,305	Foot Locker, Inc. + #	2,145,261
134,349	Gap, Inc. + #	2,184,515
226,425	Michaels Cos., Inc. * +	1,976,690
36,400	Movado Group, Inc. +	948,220
39,385	Urban Outfitters, Inc. * #	1,130,349
		11,878,540
	SEMICONDUCTORS - 2.4%
84,036	AVX Corp. +	1,287,432
13,194	Intel Corp. +	745,857
27,529	NXP Semiconductors NV +	3,129,497
112,814	O2Micro International Ltd. - ADR *	139,889
25,334	ON Semiconductor Corp. *	516,814
		5,819,489
	SOFTWARE - 6.9%
68,829	Change Healthcare, Inc. * #	909,919
228,022	Cision Ltd. * +	2,296,182
6,451	Electronic Arts, Inc. *	621,876
33,094	j2 Global, Inc. +	3,142,606
33,238	Microsoft Corp. +	4,765,332
4,974	MicroStrategy, Inc. *	762,265
56,314	Oracle Corp. +	3,068,550
276,296	ShiftPixy, Inc. *	105,821
33,782	Teradata Corp. * #	1,011,095
		16,683,646

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 98.3%
	TELECOMMUNICATIONS - 6.7%
43,942	AT&T, Inc. +	$1,691,328
61,999	Cisco Systems, Inc. +	2,945,572
135,757	Iridium Communications, Inc. * + #	3,321,974
9,037	Juniper Networks, Inc. #	224,298
130,315	Plantronics, Inc. +	5,137,017
52,520	Powerfleet, Inc. * #	310,918
14,117	Preformed Line Products Co. +	770,788
153,188	Spok Holdings, Inc. +	1,822,937
		16,224,832
	TRANSPORTATION - 1.8%
193,055	Atlas Air Worldwide Holdings, Inc. * + #	4,233,696

	TOTAL COMMON STOCK (Cost - $233,212,971)	237,913,545

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.5%
	CALL OPTIONS PURCHASED - 0.2%
50	Bausch Health Companies, Inc.	Goldman Sachs	$50,000	1/17/2020	$10.00	$74,625
292	Bausch Health Companies, Inc.	Goldman Sachs	584,000	1/15/2021	20.00	226,300
1,104	Owens-Illinois, Inc.	Goldman Sachs	1,214,400	2/21/2020	11.00	22,080
1,619	Owens-Illinois, Inc.	Goldman Sachs	2,428,500	2/21/2020	15.00	12,143
1,635	Schlumberger Ltd.	Goldman Sachs	8,175,000	1/17/2020	50.00	3,270
2,199	SPDR S&P Oil & Gas Exploration & Production ETF	Goldman Sachs	7,916,400	1/17/2020	36.00	2,199
13	United Parcel Service, Inc.	Goldman Sachs	136,500	1/17/2020	105.00	14,397
602	Viacom, Inc.	Goldman Sachs	1,655,500	1/15/2021	27.50	60,200
	TOTAL CALL OPTIONS PURCHASED (Cost - $801,974)					415,214

	PUT OPTIONS PURCHASED - 0.3%
505	Etsy, Inc.	Goldman Sachs	$2,272,500	12/20/2019	$45.00	155,540
396	Etsy, Inc.	Goldman Sachs	2,376,000	12/20/2019	60.00	620,532
30	Netflix, Inc.	Goldman Sachs	915,000	11/15/2019	305.00	57,120
	TOTAL PUT OPTIONS PURCHASED (Cost - $327,255)					833,192

	TOTAL OPTIONS PURCHASED (Cost - $1,129,229)					1,248,406

Shares
	SHORT-TERM INVESTMENTS - 8.6%
	COLLATERAL FOR SECURITIES LOANED - 7.0%
16,854,644	Mount Vernon Liquid Assets Portfolio, LLC, 2.00% ^ (a)					16,854,644
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $16,854,644)

	MONEY MARKET FUNDS - 1.6%
3,776,880	First American Government Obligations Fund, Institutional Class, 1.74% ^					3,776,880
	TOTAL MONEY MARKET FUNDS (Cost - $3,776,880)					3,776,880

	TOTAL SHORT-TERM INVESTMENTS (Cost - $20,631,524)					20,631,524

				Expiration Date	Exercise Price
	WARRANT - 0.0%
60,251	New Frontier Corp. *			7/26/2023	$11.50	70,795
	TOTAL WARRANT (Cost - $69,289)

	TOTAL INVESTMENTS - 107.4% (Cost - $255,043,013)					$259,864,270
	CALL OPTIONS WRITTEN - (0.3)% (Proceeds - $1,090,966)					(784,130)
	SECURITIES SOLD SHORT - (70.5)% (Proceeds - $170,485,825)					(170,552,627)
	OTHER ASSETS LESS LIABILITIES - 63.4%					153,539,028
	NET ASSETS - 100.0%					$242,066,541

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS WRITTEN - 0.3%
	CALL OPTIONS WRITTEN - 0.3%
94	Crowdstrike Holdings, Inc.	Goldman Sachs	$376,000	1/15/2021	$40.00	$148,520
1,542	Paysign, Inc.	Goldman Sachs	1,156,500	1/15/2021	7.50	454,890
48	Zoom Video Communications, Inc.	Goldman Sachs	192,000	1/21/2022	40.00	180,720
	TOTAL OPTIONS WRITTEN (Proceeds - $1,090,966)					784,130
Shares
	SECURITIES SOLD SHORT - (70.5)%
	AEROSPACE/DEFENSE - (0.8)%
61,172	Kratos Defense & Security Solutions, Inc. *					1,154,927
9,930	National Presto Industries, Inc.					854,874
						2,009,801
	APPAREL - (1.3)%
31,882	Canada Goose Holdings, Inc. *					1,333,624
4,099	Crocs, Inc. *					143,424
3,662	Rocky Brands, Inc.					101,840
81,084	Under Armour, Inc. *					1,674,385
						3,253,273
	AUTO PARTS & EQUIPMENT - (0.2)%
21,643	Motorcar Parts of America, Inc. *					412,516

	BANKS - (1.2)%
10,532	Fidelity D&D Bancorp, Inc.					694,585
23,067	First Financial Bankshares, Inc.					767,670
22,777	Westamerica Bancorporation					1,503,738
						2,965,993
	BEVERAGES - (0.9)%
20,293	Brown-Forman Corp.					1,329,597
2,980	Coca-Cola Consolidated, Inc.					817,593
						2,147,190
	BIOTECHNOLOGY - (1.4)%
14,271	Exact Sciences Corp. *					1,241,577
26,770	Intrexon Corp. *					135,992
89,017	NeoGenomics, Inc. *					2,041,160
						3,418,729
	BULDING MATERIALS - (2.4)%
61,320	AAON, Inc.					2,983,831
31,716	Trex Co., Inc. *					2,787,519
						5,771,350

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2019

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (70.5)%
	CHEMICALS - (0.6)%
10,081	Quaker Chemical Corp.	$1,541,183

	COMMERCIAL SERVICES - (4.5)%
28,069	Brink’s Co.	2,384,742
38,192	Chegg, Inc. *	1,170,967
24,241	Collectors Universe, Inc.	694,747
15,574	Ennis, Inc.	305,095
23,963	Franklin Covey Co. *	915,387
11,993	Grand Canyon Education, Inc. *	1,102,876
16,906	HealthEquity, Inc. *	960,092
4,421	Moody’s Corp.	975,670
18,959	National Research Corp.	1,088,815
17,332	ShotSpotter, Inc. *	350,106
19,051	TriNet Group, Inc. *	1,009,512
		10,958,009
	COMPUTERS - (2.6)%
13,321	Apple, Inc.	3,313,732
3,853	Crowdstrike Holdings, Inc. *	192,303
15,097	Elastic NV *	1,087,135
38,603	Ping Identity Holding Corp. *	645,056
47,113	Vocera Communications, Inc. *	938,491
		6,176,717
	COSMETICS/PERSONAL CARE - (0.5)%
13,785	elf Beauty, Inc.	231,588
13,438	Inter Parfums, Inc.	1,040,504
		1,272,092
	DISTRIBUTION/WHOLESALE - (0.9)%
2,964	Pool Corp.	614,734
17,939	SiteOne Landscape Supply, Inc. *	1,579,708
		2,194,442
	DIVERSIFIED FINANCIAL SERVICES - (2.2)%
22,062	Afterpay Touch Group Ltd. *	438,661
43,773	Hamilton Lane, Inc.	2,609,746
4,631	LendingTree, Inc. *	1,666,465
75,352	Siebert Financial Corp. *	675,907
		5,390,779
	ELECTRICAL COMPONENTS & EQUIPMENT - (2.0)%
18,040	Novanta, Inc. *	1,606,462
16,660	Universal Display Corp.	3,334,999
		4,941,461
	ELECTRONICS - (2.7)%
18,917	Badger Meter, Inc.	1,093,403
12,482	Brady Corp.	703,236
11,404	Mesa Laboratories, Inc.	2,597,261
54,314	National Instruments Corp.	2,248,056
		6,641,956
	ENERGY - ALTERNATE SOURCES - (0.3)%
276,833	Plug Power, Inc. *	733,607

	ENGINEERING & CONSTRUCTION - (0.2)%
19,573	IES Holdings, Inc. *	379,716

	ENTERTAINMENT - (0.5)%
9,370	Churchill Downs, Inc.	1,218,006

	ENVIRONMENTAL CONTROL - (0.1)%
3,081	Casella Waste Systems, Inc. *	134,301

	FOOD - (2.2)%
42,310	BellRing Brands, Inc. *	739,156
11,820	Calavo Growers, Inc.	1,025,149
21,460	Cal-Maine Foods, Inc.	856,039
23,640	Chefs’ Warehouse, Inc. *	783,075
4,508	Hershey Co.	662,090
8,174	Lancaster Colony Corp.	1,137,657
		5,203,166
	HEALTHCARE - PRODUCTS - (2.7)%
4,457	Align Technology, Inc. *	1,124,457
47,275	Cardiovascular Systems, Inc. *	2,104,683
40,926	CryoLife, Inc. *	918,789
17,657	Novocure Ltd. *	1,264,947
7,306	Penumbra, Inc. *	1,139,517
		6,552,393
	HEALTHCARE - SERVICES - (1.3)%
18,191	Amedisys, Inc. *	2,337,907
29,101	Joint Corp. *	554,956
2,633	Medpace Holdings, Inc. *	193,868
		3,086,731
	HOME BUILDERS - (1.0)%
12,889	Installed Building Products, Inc. *	840,621
15,830	LCI Industries	1,537,410
		2,378,031
	HOME FURNISHINGS - (1.7)%
31,455	Sleep Number Corp. *	1,513,615
27,787	Tempur Sealy International, Inc. *	2,527,228
		4,040,843
	INSURANCE - (0.9)%
23,037	RLI Corp.	2,241,961

	INTERNET - (6.7)%
12,304	Anaplan, Inc. *	580,749
8,397	Cardlytics, Inc. *	351,918
88,871	Cargurus, Inc. *	2,985,177
40,121	Chewy, Inc. *	989,785
20,973	Etsy, Inc. *	933,089
7,397	Netflix, Inc. *	2,125,972

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2019

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (70.5)%
	INTERNET (Continued) - (6.7)%
32,035	Q2 Holdings, Inc. *	$2,290,182
8,081	Shopify, Inc. *	2,533,959
18,548	Tucows, Inc. *	1,030,156
16,589	Twitter, Inc. *	497,172
31,969	Upwork, Inc. *	480,814
40,725	Zillow Group, Inc. *	1,326,413
		16,125,386
	INVESTMENT COMPANIES - (0.2)%
21,442	Rafael Holdings, Inc. *	372,448

	LEISURE TIME - (1.5)%
32,656	Harley-Davidson, Inc.	1,270,645
63,235	Lindblad Expeditions Holdings, Inc. *	995,319
93,998	Marine Products Corp.	1,261,453
		3,527,417
	MACHINERY DIVERSIFIED - (1.1)%
20,579	Graco, Inc.	930,171
19,529	Kadant, Inc.	1,773,233
		2,703,404
	MEDIA - (1.6)%
69,395	New York Times Co.	2,144,306
226,651	Sirius XM Holdings, Inc.	1,523,095
2,774	World Wrestling Entertainment, Inc.	155,455
		3,822,856
	METAL FABRICATE/HARDWARE - (1.0)%
27,143	Omega Flex, Inc.	2,520,228

	MISCELLANEOUS MANUFACTURING - (0.3)%
6,899	Proto Labs, Inc. *	668,996

	OFFICE FURNISHINGS - (1.1)%
26,576	Herman Miller, Inc.	1,235,784
88,405	Steelcase, Inc.	1,544,435
		2,780,219
	OIL & GAS SERVICES - (0.3)%
29,574	Apergy Corp. *	744,378

	PHARMACEUTICALS - (2.1)%
56,347	Amphastar Pharmaceuticals, Inc. *	1,088,342
27,810	Anika Therapeutics, Inc. *	1,957,546
15,868	Heska Corp. *	1,285,625
10,869	Neogen Corp.	707,137
		5,038,650
	REAL ESTATE - (0.8)%
109,067	Redfin Corp. *	1,896,675

	REITS - (1.1)%
35,387	Acadia Realty Trust	990,128
1,501	Essex Property Trust, Inc.	491,022
41,389	Rayonier, Inc.	1,116,675
		2,597,825
	RETAIL - (5.6)%
6,955	Boot Barn Holdings, Inc. *	243,773
24,185	Carvana Co. *	1,960,920
41,263	Chuy’s Holdings, Inc. *	1,005,579
12,981	Cracker Barrel Old Country Store, Inc.	2,018,545
103,763	Hennes & Mauritz AB	2,172,881
10,149	Hibbett Sports, Inc. *	242,155
46,318	Ollie’s Bargain Outlet Holdings, Inc. *	2,958,794
22,506	Regis Corp. *	463,624
7,730	Shake Shack, Inc. *	636,024
2,911	Wingstop, Inc.	242,865
15,542	Yum! Brands, Inc.	1,580,777
		13,525,937
	SEMICONDUCTORS - (3.0)%
37,328	Ambarella, Inc. *	1,964,573
33,450	Amkor Technology, Inc. *	415,783
24,520	Impinj, Inc. *	806,585
30,181	Inphi Corp. *	2,169,410
37,596	Marvell Technology Group Ltd.	916,966
6,669	Monolithic Power Systems, Inc.	999,816
		7,273,133
	SOFTWARE - (7.1)%
14,918	ACI Worldwide, Inc. *	468,276
7,561	Appfolio, Inc. *	735,156
35,663	Appian Corp. *	1,591,996
1,854	Atlassian Corp. PLC *	223,945
25,768	Blackbaud, Inc.	2,163,224
42,334	Box, Inc. *	716,291
8,997	Guidewire Software, Inc. *	1,014,322
32,529	Lightspeed POS, Inc. *	850,380
18,844	LivePerson, Inc. *	773,546
26,885	Model N, Inc. *	800,904
41,873	Simulations Plus, Inc.	1,482,723
42,201	Slack Technologies, Inc. *	928,422
139,664	SVMK, Inc. *	2,569,818
24,882	Twilio, Inc. *	2,402,606
13,142	Workiva, Inc. *	547,627
		17,269,236
	TELECOMMUNICATIONS - (0.7)%
87,960	Switch, Inc.	1,299,169
6,153	ViaSat, Inc. *	423,573
		1,722,742
	TOYS/GAMES/HOBBIES - (0.9)%
13,876	Hasbro, Inc.	1,350,274
28,459	Spin Master Corp. *	806,773
		2,157,047

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2019

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (70.5)%
	TRANSPORTATION - (0.3)%
6,310	JB Hunt Transport Services, Inc.	$741,804

	SECURITIES SOLD SHORT (Proceeds - $170,485,825)	170,552,627

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing security.

@	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.

#	All or a portion of this security is on loan. The market value of loaned securities is $16,124,960.

+	All or a portion of the security is held as collateral for written options and securities sold short.

**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

^	Money market fund; interest rate reflects effective yield on October 31, 2019.

(a)	Security was purchased with cash received as collateral for securities on loan at October 31, 2019. Total collateral had a value of $16,854,644 at October 31, 2019.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2019

ASSETS
Investment securities:
At cost	$255,043,013
At value	$259,864,270
Cash at broker	180,445,693
Foreign Currency (Cost $4,929,829)	4,921,007
Receivable for securities sold	6,466,974
Dividends and interest receivable	144,918
Receivable for Fund shares sold	54,914
Prepaid expenses and other assets	86,138
TOTAL ASSETS	451,983,914

LIABILITIES
Securities sold short (Proceeds - $170,485,825)	170,552,627
Options written (Proceeds $1,090,966)	784,130
Securities lending collateral	16,854,644
Payable for investments purchased	21,082,755
Investment advisory fees payable	330,172
Payable for Fund shares redeemed	200,573
Shareholder servicing fees payable	45,804
Dividends payable on securities sold short	40,857
Payable to related parties	4,561
Distribution (12b-1) fees payable	3,130
Accrued expenses and other liabilities	18,120
TOTAL LIABILITIES	209,917,373
NET ASSETS	$242,066,541

NET ASSETS CONSIST OF:
Paid in capital	$231,712,078
Accumulated earnings	10,354,463
NET ASSETS	$242,066,541

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$198,928,814
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	17,330,463
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.48

Investor Class:
Net Assets	$15,113,328
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,325,615
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.40

Super Institutional Class: (b)
Net Assets	$28,024,399
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,439,885
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.49

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

(b)	The Super Institutional Class commenced operations on May 10, 2019.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2019

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $58,550)	$2,324,772
Interest	1,189,490
Securities lending income - net	142,429
TOTAL INVESTMENT INCOME	3,656,691

EXPENSES
Investment advisory fees	3,000,343
Distribution (12b-1) fees:
Investor Class	34,672
Shareholder service fees - Institutional Class	248,543
Shareholder service fees - Investor Class	24,974
Dividends on securities sold short	874,851
Administration fees	163,501
Third party administrative servicing fees	84,438
Legal fees	54,731
Registration fees	52,761
Printing expense	32,711
Trustees fees and expenses	27,698
Compliance officer fees	27,468
Custodian fees	23,622
Audit fees	18,600
Insurance expense	3,295
Other expenses	9,308
TOTAL EXPENSES	4,681,516

Less: Fees waived by the Advisor	(90,710)

NET EXPENSES	4,590,806

NET INVESTMENT LOSS	(934,115)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	7,779,840
Foreign currency transactions	(2,651)
Options purchased	(1,046,183)
Securities sold short	93,843
6,824,849
Net change in unrealized appreciation (depreciation) on:
Investments	6,943,386
Foreign currency translations	7,575
Options purchased	(257,863)
Options written	306,836
Securities sold short	(1,726,833)
5,273,101

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,097,950

NET INCREASE IN NET ASSETS	$11,163,835

See accompanying notes to financial statements.

Invenomic Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2019	October 31, 2018
FROM OPERATIONS
Net investment loss	$(934,115)	$(559,790)
Net realized gain from investments, foreign currency transactions, options purchased, and securities sold short	6,824,849	4,187,708
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options purchased, options written and foreign currency translations	5,273,101	(515,971)
Net increase in net assets resulting from operations	11,163,835	3,111,947

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Institutional Class	(3,714,113)	(377,979)
Investor Class	(424,069)	(16)
Net decrease in net assets resulting from distributions to shareholders	(4,138,182)	(377,995)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	148,643,182	44,706,562
Investor Class	12,719,581	8,547,142
Super Institutional Class	27,691,854	—
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	3,499,276	51,337
Investor Class	423,838	16
Redemption fee proceeds:
Institutional Class	7,681	4,855
Investor Class	954	427
Payments for shares redeemed:
Institutional Class	(28,477,371)	(6,117,140)
Investor Class	(6,748,100)	(202,085)
Super Institutional Class	(800,549)	—
Net increase in net assets from shares of beneficial interest	156,960,346	46,991,114

TOTAL INCREASE IN NET ASSETS	163,985,999	49,725,066

NET ASSETS
Beginning of Year	78,080,542	28,355,476
End of Year	$242,066,541	$78,080,542

SHARE ACTIVITY
Institutional Class:
Shares Sold	13,292,982	4,073,132
Shares Reinvested	329,189	4,807
Shares Redeemed	(2,579,692)	(563,702)
Net increase in shares of beneficial interest outstanding	11,042,479	3,514,237

Investor Class:
Shares Sold	1,144,155	789,656
Shares Reinvested	40,060	1
Shares Redeemed	(629,723)	(18,654)
Net increase in shares of beneficial interest outstanding	554,492	771,003

Super Institutional Class: (a)
Shares Sold	2,513,969	—
Shares Redeemed	(74,084)	—
Net increase in shares of beneficial interest outstanding	2,439,885	—

(a)	The Super Institutional Class commenced operations on May 10, 2019.

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	October 31, 2019	October 31, 2018	October 31, 2017 (1)
Net asset value, beginning of period	$11.07	$10.22	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)	(0.12)	(0.05)
Net realized and unrealized gain on investments	0.98	1.10	0.27
Total from investment operations	0.92	0.98	0.22
Less distributions from:
Net realized gains	(0.51)	(0.13)	—
Total distributions	(0.51)	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$11.48	$11.07	$10.22
Total return (4)	8.67%	9.63%	2.20	% (5)
Net assets, at end of period (000’s)	$198,929	$69,580	$28,354
Ratio of gross expenses to average net assets (6,8)	2.83%	2.91%	3.07	% (7)
Ratio of net expenses to average net assets (8)	2.77%	2.72%	2.61	% (7)
Ratio of net investment loss to average net assets	(0.57)%	(1.14)%	(1.25	)% (7)
Portfolio Turnover Rate	100%	106%	37	% (5)

(1)	The Institutional Class commenced operations on June 19, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.29%	2.43%	2.70	% (7)

After fees waived	2.23%	2.24%	2.24	% (7)

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	October 31, 2019	October 31, 2018	October 31, 2017 (1)
Net asset value, beginning of period	$11.02	$10.21	$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)	(0.16)	(0.07)
Net realized and unrealized gain on investments	0.98	1.10	0.28
Total from investment operations	0.89	0.94	0.21
Less distributions from:
Net realized gains	(0.51)	(0.13)	—
Total distributions	(0.51)	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$11.40	$11.02	$10.21
Total return (4)	8.43%	9.25%	2.10	% (5)
Net assets, at end of period (000’s)	$15,113	$8,501	$1
Ratio of gross expenses to average net assets (6,8)	3.08%	3.21%	3.32	% (7)
Ratio of net expenses to average net assets (8)	3.02%	3.02%	2.86	% (7)
Ratio of net investment loss to average net assets	(0.84)%	(1.39)%	(2.85	)% (7)
Portfolio Turnover Rate	100%	106%	37	% (5)

(1)	The Investor Class commenced operations on June 19, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.54%	2.73%	2.95	% (7)

After fees waived	2.48%	2.54%	2.49	% (7)

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Super Institutional Class

For the
Period Ended
October 31, 2019 (1)
Net asset value, beginning of period	$11.43
Activity from investment operations:
Net investment loss (2)	(0.02)
Net realized and unrealized gain on investments	0.08
Total from investment operations	0.06
Net asset value, end of period	$11.49
Total return (3,4)	0.52%
Net assets, at end of period (000’s)	$28,024
Ratio of gross expenses to average net assets (5,6,7)	2.58%
Ratio of net expenses to average net assets (6,7)	2.52%
Ratio of net investment loss to average net assets (6)	(0.30)%
Portfolio Turnover Rate (4)	100%

(1)	The Super Institutional Class commenced operations on May 10, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived (6)	2.04%

After fees waived (6)	1.98%

See accompanying notes to financial statements.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2019

1.	ORGANIZATION

The Invenomic Fund (the “Fund”), formerly known as the Balter Invenomic Fund, changed its name as of July 1, 2019. The Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund offers three classes of shares: Institutional Class shares, Investor Class shares and Super Institutional Class shares. The Institutional Class Shares and Investor Class shares commenced operations on June 19, 2017. The Super Institutional Class shares commenced operations on May 10, 2019. Each class of shares is offered at their net asset value. Each class of shares has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2019 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$237,913,545	$—	$—	$237,913,545
Call Options Purchased	289,770	125,444	—	415,214
Put Options Purchased	833,192	—	—	833,192
Collateral For Securities Loaned	16,854,644	—	—	16,854,644
Money Market Funds	3,776,880	—	—	3,776,880
Warrant	70,795	—	—	70,795
Total	$259,738,826	$125,444	$—	$259,864,270
Liabilities*
Call Options Written	$—	$784,130	$—	$784,130
Securities Sold Short	170,552,627	—	—	170,552,627
Total	$170,552,627	$784,130	$—	$171,336,757

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option,

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

In conjunction with the use of written options contracts and short sales, the Fund may be required to maintain collateral in various forms. At October 31, 2019, such collateral is denoted in the Fund’s Schedule of Investments and Statements of Assets and Liabilities. Also in conjunction with the use of written options contacts and short sales, the Fund, when appropriate, utilize a segregated margin deposit account with the counterparty. At October 31, 2019, these segregated margin deposit accounts are denoted in the Fund’s Statements of Assets and Liabilities.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2016 to October 31, 2018, or expected to be taken in the Fund’s October 31, 2019 year end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

3.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and securities sold short, amounted to the following:

Purchases	Sales
$302,084,955	$153,600,989

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

As of July 1, 2019, Invenomic Capital Management LP serves as the investment advisor to the Fund. Prior to July 1, 2019 Balter Liquid Alternatives, LLC served as the Fund’s investment advisor. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. Effective April 5, 2019, as compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.74%. Prior to April 5, 2019 the investment advisory fee of the Fund was 2.00%. For the year October 31, 2019, the Fund incurred advisory fees in the amount of $3,000,343. Invenomic Capital Management LP earned advisory fees of $1,339,285 and Balter Liquid Alternatives LLC earned advisory fees of $1,661,058.

Effective April 5, 2019, The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2021 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets, for Institutional Class, Investor Class shares and Super Institutional Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Prior to April 5, 2019 The Fund’s Advisor contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2020 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.24% and 2.54% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the year ended October 31, 2019 the total amount of advisory fees waived was $90,710. Invenomic Capital Management LP waived advisory fees in the amount of $62,193 which are subject to recapture and will expire on October 31, 2022. Balter Liquid Alternatives LLC waived advisory fees in the amount of $28,517 which are not subject to recapture. As of October 31, 2019, previously waived advisory fees by Balter Liquid Alternatives LLC totaling $134,812 are no longer subject to recapture.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the year ended October 31, 2019, the Fund incurred distribution fees in the amount of $34,672.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of October 31, 2019.

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity price risk	Investment securities at value	$1,248,406

Equity Contracts/Equity price risk	Options Written	$784,130

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the year ended October 31, 2019.

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$(1,046,183)	$(257,863)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity Price Risk	$—	$306,836

The notional value and contracts of the derivative instruments outstanding as of October 31, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

Offsetting of Financial Assets and Derivative Assets

During the year ended October 31, 2019, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at October 31, 2019 for the Fund.

Assets:			Gross Amounts	Net Amounts
			Offset in the	Presented in
	Gross Amounts		Statements of	the Statements
	of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Assets		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Options Purchased	$1,248,406	(1)	$—	$1,248,406	$1,248,406	(2)	$—	$—

Liabilities:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Securities sold short	$170,552,627	(1)	$—	$170,552,627	$170,552,627	(2)	$—	$—

Options Written	$784,130	(1)	$—	$784,130	$784,130	(2)	$—	$—

(1)	Unrealized depreciation on futures contracts, unrealized appreciation on swaps, futures options short at value, and securities sold short as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2019, Charles Schwab & Co., Inc. held approximately 31.91% of the voting securities of the Fund for the benefit of others. The Fund has no knowledge as to whether all or any portion of the shares owned on record by Charles Schwab & Co., Inc. are also owned beneficially by any party who would be presumed to control the Fund.

7.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the year ended October 31, 2019 the redemption fees assessed by the Fund were as follows:

Institutional	Investor	Super Institutional
$7,681	$954	$—

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at October 31, 2019, was as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$85,640,800	$28,152,511	$(25,265,798)	$2,886,713

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2019 and October 31, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2019	October 31, 2018
Ordinary Income	$4,007,417	$377,995
Long-Term Capital Gain	130,765	—
	$4,138,182	$377,995

As of October 31, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$7,362,705	$113,807	$—	$—	$—	$2,877,951	$10,354,463

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

10.	SECURITIES LENDING

Under an agreement with U.S. Bank National Association (The “Bank”) the Invenomic Fund (the “Fund”) can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At October 31, 2019, the Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown in the Schedules of Investments. The Fund receives compensation relating to the lending of the Fund’s securities.

The market value of loaned securities and collateral and percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent, U.S. Bank, were as follows:

Market Value of	Market Value of	Percentage of Total
Loaned Securities	Collateral	Investment Income
$16,124,960	$16,854,644	3.90%

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral	Net Amount
	and Liabilities	Pledged	Pledged	of Assets
Invenomic Fund
Description of Liability
Securities lending collateral	$16,854,644	$—	$16,854,644 (1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table breaks out the holdings pledged as collateral as of October 31, 2019:

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Mount Vernon Liquid Assets Portfolio, LLC	$16,854,644	$—	$—	$—	$16,854,644

The fair value of the securities loaned for the Fund totaled $16,124,960 at October 31, 2019. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $16,854,644 for the Fund at October 31, 2019. These amounts are offset by a liability recorded as “Securities lending collateral.”

11.	NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
of Northern Lights Fund Trust II and
Shareholders of
Invenomic Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Invenomic Fund (formerly the Balter Invenomic Fund) (the “Fund”), a series of Northern Lights Fund Trust II (the “Trust”), including the schedules of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period June 19, 2017 (commencement of operations) to October 31, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period June 19, 2017 (commencement of operations) to October 31, 2017, in conformity with accounting principlesgenerally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2012.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2019

Invenomic Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2019

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual	5/1/19	10/31/19	5/1/19 – 10/31/19*	5/1/19 – 10/31/19*
Institutional Class	$1,000.00	$1,001.70	$11.25	2.23%
Investor Class	$1,000.00	$1,000.00	$12.50	2.48%
	Beginning	Ending	Expenses Paid	Expense Ratio During
Actual	Account Value	Account Value	During Period	the Period
	5/10/19	10/31/19	5/10/19 – 10/31/19**	5/10/19 – 10/31/19**
Super Institutional Class	$1,000.00	$1,005.20	$9.46	1.98%
	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical **	Account Value	Account Value	During Period	the Period
(5% return before expenses)	5/1/19	10/31/19	5/1/19 – 10/31/19***	5/1/19 – 10/31/19***
Institutional Class	$1,000.00	$1,013.96	$11.32	2.23%
Investor Class	$1,000.00	$1,012.70	$12.58	2.48%
Super Institutional Class	$1,000.00	$1,015.22	$10.06	1.98%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (174) divided by the number of days in the fiscal year (365).

***	The hypothetical example assumes that the Fund was in operation for the full six months ended October 31, 2019.

Invenomic Fund
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2019

The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17645 Wright Street, Suite 200, Omaha, NE 68130.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee Since October 2011	President, TTS Consultants, LLC (financial services) (since 2010).	1	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm) (since 2007).	1	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	1	NONE
Randal D. Skalla 1962	Trustee Since May 2011	President, L5 Enterprises, Inc. (financial services company) (since 2001).	1	Board Member, Orizon Investment Counsel (financial services company) (from 2001 to 2017)

Invenomic Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2019

Interested Trustees and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011	Trustee (since 2011) of Northern Lights Fund Trust II; Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019); General Counsel (from 2001 to 2014) and Secretary (from 2001 to 2018) of CLS Investments, LLC; General Counsel (from 2001 to 2014) and Secretary (from 2001 to 2018) of Orion Advisor Services, LLC; Manager (from 2012 to 2015), General Counsel and Secretary (from 2003 to 2018) of NorthStar Financial Services Group, LLC; CEO (from 2012 to 2018), General Counsel (from 2003 to 2014), Secretary (from 2003 to 2018) and Manager (from 2005 to 2018) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel (from 2004 to 2018) of Constellation Trust Company; CEO (from 2015 to 2018), Manager (from 2008 to 2015), General Counsel and Secretary (from 2011 to 2018) of Northern Lights Compliance Services, LLC; General Counsel and Secretary (from 2011 to 2018) of Blu Giant, LLC; General Counsel (from 2012 to 2014) and Secretary (from 2012 to 2018) of Gemini Fund Services, LLC; Manager (from 2012 to 2018) of Arbor Point Advisors, LLC; General Counsel and Secretary (from 2013 to 2014) of Gemini Hedge Fund Services, LLC; General Counsel and Secretary (from 2013 to 2014) of Gemini Alternative Funds, LLC; Secretary and General Counsel of NorthStar Holdings, LLC (from 2013 to 2015); Director, Secretary and General Counsel of NorthStar CTC Holdings, Inc. (from 2015 to 2018) and Secretary and Chief Legal Officer (from 2003 to 2018) of AdvisorOne Funds.	1	Manager of Northern Lights Distributors, LLC (from 2005 to 2018); Manager of NorthStar Financial Services Group, LLC (from 2012 to 2015); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director of Constellation Trust Company
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	Vice President of The Ultimus Group, LLC and Executive Vice President of Gemini Fund Services, LLC (since 2019), President, Gemini Fund Services, LLC (2012 - 2019)	N/A	N/A
Richard Malinowski 80 Arkay Drive. Hauppauge, NY 11788 1983	Secretary Since January 2018	Senior Vice President Legal Administration, Gemini Fund Services, LLC (since April 2017); Vice President and Counsel (April 2016 to 2017) and AVP and Staff Attorney (September 2012 to March 2016).	N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer Since January 2013	Vice President of Gemini Fund Services, LLC (since 2011).	N/A	N/A
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his former affiliation with Northern Lights Distributors, LLC (the Fund’s Distributor).

***	As of October 31, 2019, the Trust was comprised of 20 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund and not to any other series of the Trust. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-466-3406.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-466-3406 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-466-3406.

INVESTMENT ADVISOR
Invenomic Capital Management
211 Congress Street, Floor 7
Boston, Massachusetts 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr., Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

	2017	2018	2019
Invenomic Fund	$14,500	$15,000	$15,500

(b)	Audit-Related Fees

	2017	2018	2019
Invenomic Fund	None	None	None

(c)	Tax Fees

	2017	2018	2019
Invenomic Fund	$3,100	$3,150	$3,250

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

	2017	2018	2019
Invenomic Fund	None	None	None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Invenomic Fund
	2017	2018	2019
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	2017	2018	2019
Invenomic Fund	$3,100	$3,150	$3,250

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/7/20

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 1/7/20